Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

The significant components of prepaid expenses and other current assets were as follows:

	September 30, 2015	September 30, 2014
Vendor rebates	$76,826	$58,363
Other	21,102	8,465
	$97,928	$66,828